May 4, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                          Talcott Resolution Life Insurance Company Separate Account Eleven (“Registrant”)

333-72042                                    HV-3574 - PremierSolutions Standard

333-72042                                    HV-5244 - PremierSolutions Standard (Series II)

333-72042                                    HV-5795 - PremierSolutions Standard (Series A)

333-72042                                    HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                                    HV-5776 - PremierSolutions Cornerstone

333-72042                                    HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                                    HV-3572 - PremierSolutions State of Connecticut

333-72042                                    HV-3573 - PremierSolutions Chicago Public Schools

333-72042                                    HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-72042                                    HV-7969 - State of Iowa Retirement Investors Club 403(b)

333-145655                             HV-3739 - Group Variable Annuity Contracts

333-151805                             HV-6776 - Premier Innovations(SM)

333-151805                             HV-6778 - Premier Innovations(SM) (Series II)

333-151805                             HV-6777 - Hartford 403(b) Cornerstone Innovations

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1.                                                  The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 30, 2020.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 562-7138.

Very truly yours,

/s/ Sadie R. Gordon

Sadie R. Gordon, Lead Counsel, Registered
Retirement Products & Mutual Fund
Massachusetts Mutual Life Insurance Company